Loans and Borrowings - Loans and Borrowings from Financing Activities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	$ 168,786
Changes from financing cash flows
Proceeds from issuance of notes and warrants	100,000
Payment of debt issuance costs	(4,000)
Total changes from financing cash flows	96,000
Other changes
Fair value of warrants issued	(3,418)
Unpaid debt issuance costs	(257)
Amortization of fair value adjustment, discount, and debt issuance costs	1,202
Other loans and borrowings activity, net	(171)
Total other changes	(2,644)
Changes in loans and borrowings, Ending balance	262,142	$ 168,786
Albacore Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	168,601	0	$ 0
Changes from financing cash flows
Proceeds from issuance of notes and warrants	100,000	191,000	0
Payment of debt issuance costs	(4,000)	(3,429)
Repayment of cash loan		0
Total changes from financing cash flows	96,000	187,571	0
Other changes
Fair value of warrants issued	(3,418)	(16,930)
Unpaid debt issuance costs	(257)	(2,801)
Amortization of fair value adjustment, discount, and debt issuance costs	1,202	761
Convertible loan notes converted		0	0
Non-cash conversion of loan notes to bonds		0
Other loans and borrowings activity, net		0
Total other changes	(2,473)	(18,970)	0
Changes in loans and borrowings, Ending balance	262,128	168,601	0
VNV Loan Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	0	0	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants		15,000	0
Payment of debt issuance costs		0
Repayment of cash loan		(7,000)
Total changes from financing cash flows		8,000	0
Other changes
Fair value of warrants issued		0
Unpaid debt issuance costs		0
Amortization of fair value adjustment, discount, and debt issuance costs		0
Convertible loan notes converted		0	0
Non-cash conversion of loan notes to bonds		(8,000)
Other loans and borrowings activity, net		0
Total other changes		(8,000)	0
Changes in loans and borrowings, Ending balance		0	0
Unsecured Bonds
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	0	0	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants		64,563	0
Payment of debt issuance costs		(1,375)
Repayment of cash loan		(75,000)
Total changes from financing cash flows		(11,812)	0
Other changes
Fair value of warrants issued		0
Unpaid debt issuance costs		(171)
Amortization of fair value adjustment, discount, and debt issuance costs		3,983
Convertible loan notes converted		0	0
Non-cash conversion of loan notes to bonds		8,000
Other loans and borrowings activity, net		0
Total other changes		11,812	0
Changes in loans and borrowings, Ending balance		0	0
Convertible Loan Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	0	70,000	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants		0	100,000
Payment of debt issuance costs		0
Repayment of cash loan		0
Total changes from financing cash flows		0	100,000
Other changes
Fair value of warrants issued		0
Unpaid debt issuance costs		0
Amortization of fair value adjustment, discount, and debt issuance costs		0
Convertible loan notes converted		(70,000)	(30,000)
Non-cash conversion of loan notes to bonds		0
Other loans and borrowings activity, net		0
Total other changes		(70,000)	(30,000)
Changes in loans and borrowings, Ending balance		0	70,000
Other Loans and Borrowings
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	185	357	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants		0	357
Payment of debt issuance costs		0
Repayment of cash loan		0
Total changes from financing cash flows		0	357
Other changes
Fair value of warrants issued		0
Unpaid debt issuance costs		0
Amortization of fair value adjustment, discount, and debt issuance costs		0
Convertible loan notes converted		0	0
Non-cash conversion of loan notes to bonds		0
Other loans and borrowings activity, net	(171)	(172)
Total other changes	(171)	(172)	0
Changes in loans and borrowings, Ending balance	14	185	357
Unsecured Notes
Loans and Borrowings [Roll Forward]
Changes in loans and borrowings, Beginning balance	$ 168,786	70,357	0
Changes from financing cash flows
Proceeds from issuance of notes and warrants		270,563	100,357
Payment of debt issuance costs		(4,804)
Repayment of cash loan		(82,000)
Total changes from financing cash flows		183,759	100,357
Other changes
Fair value of warrants issued		(16,930)
Unpaid debt issuance costs		(2,972)
Amortization of fair value adjustment, discount, and debt issuance costs		4,744
Convertible loan notes converted		(70,000)	(30,000)
Non-cash conversion of loan notes to bonds		0
Other loans and borrowings activity, net		(172)
Total other changes		(85,330)	(30,000)
Changes in loans and borrowings, Ending balance		$ 168,786	$ 70,357